Receivables (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of acquired receivables [abstract]
Summary of Receivables	June 30, 2026 December 31, 2025 € € Current tax receivable 4,199,257 3,994,384 VAT receivables 1,070,746 556,739 5,270,003 4,551,123